John Hancock Balanced Fund Expense Example - Class A C I R2 R4 R5 R6 [Member] - John Hancock Balanced Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 549
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	1,652
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,855
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	906
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,362
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,180
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	372
Expense Example, with Redemption, 10 Years	834
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	$ 773